Financing Receivables (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Past Due Financing Receivable
Total Past Due (> 90 days)	$ 62	$ 65
Current	19,998	19,560
Total Financing Receivables	20,060	19,625
Recorded Investment > 90 Days and Accruing	38	31
Major Markets
Past Due Financing Receivable
Total Financing Receivables	15,587	15,650
Growth Markets
Past Due Financing Receivable
Total Financing Receivables	4,472	3,975
Lease receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	16	22
Current	8,415	8,523
Total Financing Receivables	8,430	8,545
Recorded Investment > 90 Days and Accruing	12	10
Lease receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	6	10
Current	6,504	6,552
Total Financing Receivables	6,510	6,562
Recorded Investment > 90 Days and Accruing	6	5
Lease receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	9	13
Current	1,911	1,970
Total Financing Receivables	1,921	1,983
Recorded Investment > 90 Days and Accruing	6	5
Client loan receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	46	43
Current	11,584	11,037
Total Financing Receivables	11,629	11,080
Recorded Investment > 90 Days and Accruing	26	21
Client loan receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	23	11
Current	9,054	9,076
Total Financing Receivables	9,077	9,087
Recorded Investment > 90 Days and Accruing	7	4
Client loan receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	22	32
Current	2,530	1,961
Total Financing Receivables	2,552	1,993
Recorded Investment > 90 Days and Accruing	$ 19	$ 17